SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Remaining Contractual Life (years)	4 years 6 months	4 years 7 months 17 days
Number of Options Outstanding	31,604	35,954	35,154
Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	31,604
Number of Options Exercisable	31,204
Exercise price one [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Oct. 30, 2019
Expiry Date	Oct. 30, 2029
Exercise Price | $ / shares	$ 62.50
Remaining Contractual Life (years)	4 years 9 months 25 days
Number of Options Outstanding	11,130
Number of Options Exercisable	11,130
Exercise price two [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 19, 2019
Expiry Date	Nov. 19, 2029
Exercise Price | $ / shares	$ 62.50
Remaining Contractual Life (years)	4 years 10 months 13 days
Number of Options Outstanding	2,000
Number of Options Exercisable	2,000
Exercise price three [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 62.50
Remaining Contractual Life (years)	5 years 3 months 25 days
Number of Options Outstanding	320
Number of Options Exercisable	320
Exercise price four [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 96.25
Remaining Contractual Life (years)	5 years 3 months 25 days
Number of Options Outstanding	4,400
Number of Options Exercisable	4,400
Exercise price five [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Jul. 03, 2020
Expiry Date	Jul. 03, 2025
Exercise Price | $ / shares	$ 80.00
Remaining Contractual Life (years)	6 months
Number of Options Outstanding	4,000
Number of Options Exercisable	4,000
Exercise price six [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 24, 2020
Expiry Date	Nov. 24, 2030
Exercise Price | $ / shares	$ 62.50
Remaining Contractual Life (years)	5 years 10 months 20 days
Number of Options Outstanding	1,280
Number of Options Exercisable	1,280
Exercise price seven [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Feb. 02, 2021
Expiry Date	Feb. 02, 2031
Exercise Price | $ / shares	$ 330.00
Remaining Contractual Life (years)	6 years 29 days
Number of Options Outstanding	1,200
Number of Options Exercisable	1,200
Exercise price eight [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Mar. 08, 2021
Expiry Date	Mar. 08, 2026
Exercise Price | $ / shares	$ 347.50
Remaining Contractual Life (years)	1 year 2 months 4 days
Number of Options Outstanding	400
Number of Options Exercisable	400
Exercise price nine [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 27, 2021
Expiry Date	Apr. 27, 2031
Exercise Price | $ / shares	$ 253.75
Remaining Contractual Life (years)	6 years 3 months 21 days
Number of Options Outstanding	4,640
Number of Options Exercisable	4,640
Exercise price ten [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Sep. 09, 2021
Expiry Date	Sep. 09, 2026
Exercise Price | $ / shares	$ 121.00
Remaining Contractual Life (years)	1 year 8 months 8 days
Number of Options Outstanding	1,034
Number of Options Exercisable	1,034
Exercise price eleven [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 09, 2023
Expiry Date	Nov. 09, 2033
Exercise Price | $ / shares	$ 15.75
Remaining Contractual Life (years)	8 years 10 months 2 days
Number of Options Outstanding	1,200
Number of Options Exercisable	800